Convertible Debts	12 Months Ended
Dec. 31, 2021
Convertible Debts.
Convertible Debts

17. Convertible Debts

The Group recognized unsecured corporate loan issued in 2017, Convertible Promissory Notes issued in 2019 and Convertible Senior Notes issued in 2021 in the short-term borrowings and long-term borrowings on the consolidated balance sheets as of December 31, 2020 and 2021.

Unsecured corporate loan

In November 2017, Beijing CHJ entered into a convertible loan agreement with Changzhou Wunan New Energy Vehicle Investment Co., Ltd (“Wunan”) to obtain a convertible loan with aggregated principal amount of RMB600,000 at a simple interest of 8% per annum. RMB450,000 of the principal was received in December 2017, and RMB150,000 was received in January 2018. The principal and accrued interest shall be due and payable by Beijing CHJ on the earlier of (i) 3 years following the issuance date; or (ii) upon the reformation of Beijing CHJ from a limited liability company to a corporate. Pursuant to the convertible loan agreement, Wunan may convert the outstanding principal of the convertible loan into equity interest of Beijing CHJ, which effectively indicates a fixed conversion price equal to the issue price of Series B-1 Preferred Shares, at any time before maturity date. Accrued interests shall be waived upon conversion.

In June 2020, Beijing CHJ entered into a series of supplemental agreements with Wunan. Pursuant to the supplemental agreements, the maturity date of the convertible loan was extended to June 30, 2022, and the conversion right in relation to convert the outstanding principal of the convertible loan into equity interest of Beijing CHJ was waived by Wunan. In accordance with the supplemental contracts, Wunan also agreed to return the prepayment for purchase of land use right of RMB175,582 and reimburse certain eligible expenditures with the amount of RMB143,838. The return of the prepayment and the reimbursements were used as a settlement of the unpaid interests and part of the outstanding principal of the convertible loan. The outstanding loan principal was reduced to RMB401,073 with a revised interest rate of 6.175% per annum. As a result, the convertible loan was extinguished, and a new loan with the principle amount of RMB401,073, being the difference between the carrying value of the convertible loan and the settlement amount of RMB319,420, was recorded as a long-term borrowing. The balance of the new loan and accrued interest payable was RMB412,921 as of December 31, 2020. The Group fully repaid the outstanding principal and accrued interest RMB429,692 in August 2021 (Note 14).

Convertible Promissory Notes

In January and March 2019, the Company issued convertible promissory notes with the aggregated principal amount of US $25,000 (RMB168,070) with simple interest of 8% per annum. The principal and accrued interest shall be due and payable by the Company 12 months following the date of issuance. Pursuant to the convertible promissory notes agreements, the entire convertible promissory notes shall be converted into 11,873,086 shares of Series B-3 Preferred Shares of the Company at the issuance price of Series B-3 Preferred Shares upon the closing of the Reorganization. Holders have the right to convert any portion or the entire principal into Series B-3 preferred equity interest of Beijing CHJ, if the Reorganization has not been completed before maturity, or if there occurs any change in control, disposition of all or substantially all of the assets or IPO of Beijing CHJ. Accrued interests shall be waived if the investors elect to exercise the conversion options.

The convertible promissory notes documents provided that the existing indebtedness of the Company rank pari passu with the convertible promissory notes. If any future indebtedness of the Company shall rank senior to this convertible promissory notes, such future indebtedness shall subject to the convertible promissory notes holders’ prior written consent.

17. Convertible Debts (Continued)

Before conversion, the holders of the convertible promissory notes are entitled to all rights granted to Series B-3 Preferred Shareholders, such as dividend rights, redemption rights, pre-emptive right, right of first refusal, rights of co-sale, right of anti-dilution, liquidation preference rights. The convertible promissory notes holders were also granted:

a)	the right to obtain additional shares to be issued in the next round of new financing for free to keep their shareholding percentage (or as converted shareholding percentage for convertible promissory notes holders) unchanged (the “Series B-3 Anti-Dilution Warrant”); and
b)	the right to acquire additional shares to be issued in the next two rounds of financing at a 15% discount of purchase price, up to the subscription amount equal to the investment amount in their Series B-3 Preferred Shares and convertible promissory notes (the “Series B-3 Additional Warrant”).

The Series B-3 Anti-Dilution Warrant and the Series B-3 Additional Warrant issued together with the convertible promissory notes are considered freestanding financial liabilities under ASC 480, and are classified as a liability at their issuance date fair value in accordance with ASC 480-10-55, and are subsequently measured at fair value, with changes in fair value recorded in the consolidated statement of comprehensive loss. The initial fair value of the Series B-3 Anti-Dilution Warrant and the Series B-3 Additional Warrant granted to holders of convertible promissory notes were RMB14,161. For details see Note 23.

In the event of a change in control or disposition of all or substantially all of the Company’s assets, if so requested by the convertible promissory notes holders, the holders shall enjoy the same liquidation preference rights as Series B-3 Preferred Shareholders as if the conversion has already occurred, the convertible promissory notes shall be deemed as fully repaid after paying such liquidation preference amount.

On July 2, 2019, in conjunction with the Reorganization of the Group, all convertible promissory notes were converted into Series B-3 Preferred Shares. The principal amount of US$25,000 and accrued interest of US$1,376 (RMB9,428) less the initial fair value of the Series B-3 Anti-Dilution Warrant and the Series B-3 Additional Warrant granted to holders of convertible promissory notes, were recognized as the initial carrying value of related B-3 Preferred Shares.

Convertible Senior Notes (“2028 Notes”)

In April 2021, the Company issued and sold convertible debt in an aggregate principal of US$862,500, through a private placement. The convertible debt will mature in 2028, bearing the interest at a rate of 0.25% per annum. The related interest is payable semiannually in arrears on May 1 and November 1 of each year, beginning on November 1, 2021. The net proceeds from this offering were approximately US$844,876, equivalent to RMB5,533,238.

The convertible debt may be converted, at an initial conversion rate of 35.2818 ADSs per US$1,000 principal amount (which represents an initial conversion price of approximately US$28.34 per ADS) at each holder’s option at any time on or after November 1, 2027, until the close of business on the second scheduled trading day immediately preceding the maturity date of May 1, 2028. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, either cash, ADSs, or a combination of cash and ADSs, at its election.

The initial conversion price of US$28.34 per ADS, or US$14.17 per Class A Ordinary Share (the latter represents the effective cost per Class A Ordinary Share), represents a discount of approximately 26.56% to the maximum Public Offer Price of HK$150.00 per Class A Ordinary Share. The initial conversion rate may be adjusted in certain circumstances, including but not limited to when our Company effects a share split or share combination. As of the Latest Practicable Date, no adjustment had been made to the initial conversion rate.

Holders of the convertible debt have the rights to require the Company to repurchase all or partial for their convertible debt on May 1, 2024 and May 1, 2026 or in the event of certain fundamental changes, at a repurchase price equal to 100% of the principal amount of the convertible debt to be repurchased, plus accrued and unpaid interest.

17. Convertible Debts (Continued)

The Company assessed the convertible debt under ASC 815 and concluded that:

(i)	Since the conversion option is considered indexed to the Company’s own stock and classified in shareholders’ (deficit)/ equity, bifurcation of conversion option from the convertible debt is not required as the scope exception prescribed in ASC 815-10-15-74 is met;
(ii)	The repurchase option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation.

In August 2020, the FASB issued ASU 2020-06 Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40)(the “ASU 2020-06”). The Company determined to early adopt ASU 2020-06 from January 1, 2021. Since the ASU 2020-06 amended the guidance on convertible debt instruments by removing accounting models for the instruments with beneficial conversion features and cash conversion features. Accordingly, there is no need to consider beneficial conversion feature or cash conversion features for the convertible debt.

Therefore, the Company accounted for the convertible debt as single instruments measured at its amortized cost as long-term borrowings on the consolidated balance sheets (Note 14). The issuance costs were recorded as an adjustment to the long-term borrowings and are amortized as interest expense using the effective interest method over the contractual life to the maturity date (i.e., May 1, 2028). For the year ended December 31, 2021, the convertible debt related interest expense was RMB21,369 (US$3,353). As of December 31, 2021, the principal amount of the convertible debt was RMB5,499,041 and the unamortized debt issuance cost was RMB101,100, respectively.